Risk/Return Detail Data - FidelitySAIUSValueIndexFund-PRO - USD ($)			12 Months Ended											60 Months Ended	96 Months Ended		108 Months Ended		120 Months Ended
		Sep. 29, 2025	Sep. 29, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 29, 2025	Sep. 29, 2025		Sep. 29, 2025		Sep. 29, 2025
FidelitySAIUSMomentumIndexFund-PRO | Fidelity SAI U.S. Momentum Index Fund | Fidelity SAI U.S. Momentum Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.11%
Expense Example, with Redemption, 1 Year		$ 11
Expense Example, with Redemption, 3 Years		35
Expense Example, with Redemption, 5 Years		62
Expense Example, with Redemption, 10 Years		$ 141
Annual Return, Inception Date		Feb. 09, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			33.30%											15.45%	15.32%	[1]
Annual Return [Percent]				33.30%	14.62%	(15.78%)	22.63%	29.98%	24.16%	(1.40%)
FidelitySAIUSMomentumIndexFund-PRO | Fidelity SAI U.S. Momentum Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI U.S. Momentum Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI U.S. Momentum Index Fund seeks to provide investment results that correspond to the total return of U.S. stocks with high price momentum.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 143 % of the average value of its portfolio.
Portfolio Turnover, Rate		143.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Prior to October 31, 2025, normally investing at least 80% of assets in securities included in the MSCI USA Custom Momentum Composite Index. The MSCI USA Custom Momentum Composite Index is a customized version of the MSCI USA Momentum Index, which is designed to reflect the performance of an equity momentum strategy by emphasizing stocks with relatively higher price momentum. Effective October 31, 2025, normally investing at least 80% of assets in securities included in the Fidelity U.S. Large Cap Momentum Focus Index℠. The Fidelity U.S. Large Cap Momentum Focus Index ℠ is designed to reflect a well-diversified portfolio that invests in companies based on price and earnings momentum metrics. It is a subset of the Fidelity U.S. 1000 Index ℠ , designed to reflect the performance of stocks of large and mid-capitalization U.S. companies. The Fidelity U.S. 1000 Index ℠ is a subset of the Fidelity U.S. Total Investable Market Index ℠ , including the 1,000 largest U.S. stocks based on float adjusted market cap and excluding small-capitalization stocks. The Fidelity U.S. Large Cap Momentum Focus Index ℠ was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity and investability requirements. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		13.22%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		23.27%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(16.82%)
Performance Table Heading		Average Annual Returns
Performance Table Market Index Changed		Beginning October 31, 2025, the fund will begin comparing its performance to the Fidelity U.S. Large Cap Momentum Focus Index ℠ rather than the MSCI USA Custom Momentum Composite Index because the Fidelity U.S. Large Cap Momentum Focus Index ℠ conforms more closely to the fund's investment policies .
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIUSMomentumIndexFund-PRO | Fidelity SAI U.S. Momentum Index Fund | After Taxes on Distributions | Fidelity SAI U.S. Momentum Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			31.36%											12.40%	13.10%	[1]
FidelitySAIUSMomentumIndexFund-PRO | Fidelity SAI U.S. Momentum Index Fund | After Taxes on Distributions and Sales | Fidelity SAI U.S. Momentum Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			20.84%											11.62%	12.05%	[1]
FidelitySAIUSMomentumIndexFund-PRO | Fidelity SAI U.S. Momentum Index Fund | IXZE4
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA Custom Momentum Composite Index
Average Annual Return, Percent			33.32%											15.57%	15.45%
FidelitySAIUSMomentumIndexFund-PRO | Fidelity SAI U.S. Momentum Index Fund | MS023
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA Index
Average Annual Return, Percent			24.58%											14.03%	13.97%
FidelitySAIUSLargeCapIndexFund-PRO | Fidelity SAI U.S. Large Cap Index Fund | Fidelity SAI U.S. Large Cap Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.015%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.003%
Expenses (as a percentage of Assets)		0.018%
Fee Waiver or Reimbursement	[2]	(0.003%)
Net Expenses (as a percentage of Assets)		0.015%
Expense Example, with Redemption, 1 Year		$ 2
Expense Example, with Redemption, 3 Years		5
Expense Example, with Redemption, 5 Years		10
Expense Example, with Redemption, 10 Years		$ 23
Annual Return, Inception Date		Feb. 02, 2016
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			25.01%											14.48%			15.51%	[3]
Annual Return [Percent]				25.01%	26.23%	(18.13%)	28.71%	18.25%	31.53%	(4.36%)	21.74%
FidelitySAIUSLargeCapIndexFund-PRO | Fidelity SAI U.S. Large Cap Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI U.S. Large Cap Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI U.S. Large Cap Index Fund seeks to provide investment results that correspond to the total return of U.S. equities.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Nov. 30, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64 % of the average value of its portfolio.
Portfolio Turnover, Rate		64.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of large capitalization U.S. companies included in the S&P 500® Index. The S&P 500 ® Index is a widely recognized, unmanaged index of common stock prices. The S&P 500 ® Index broadly represents the performance of common stocks publicly traded in the United States. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		6.15%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		20.61%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.72%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIUSLargeCapIndexFund-PRO | Fidelity SAI U.S. Large Cap Index Fund | After Taxes on Distributions | Fidelity SAI U.S. Large Cap Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			22.78%											12.35%			14.10%	[3]
FidelitySAIUSLargeCapIndexFund-PRO | Fidelity SAI U.S. Large Cap Index Fund | After Taxes on Distributions and Sales | Fidelity SAI U.S. Large Cap Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			15.54%											11.10%			12.64%	[3]
FidelitySAIUSLargeCapIndexFund-PRO | Fidelity SAI U.S. Large Cap Index Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			15.53%
FidelitySAIUSValueIndexFund-PRO | Fidelity SAI U.S. Value Index Fund | Fidelity SAI U.S. Value Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.11%
Expense Example, with Redemption, 1 Year		$ 11
Expense Example, with Redemption, 3 Years		35
Expense Example, with Redemption, 5 Years		62
Expense Example, with Redemption, 10 Years		$ 141
Annual Return, Inception Date		Dec. 19, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.03%											9.41%	8.75%	[4]
Annual Return [Percent]				16.03%	12.58%	(3.69%)	30.41%	(4.44%)	29.09%	(10.71%)
FidelitySAIUSValueIndexFund-PRO | Fidelity SAI U.S. Value Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI U.S. Value Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI U.S. Value Index Fund seeks to provide investment results that correspond to the total return of U.S. stocks with attractive valuations.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61 % of the average value of its portfolio.
Portfolio Turnover, Rate		61.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Fidelity U.S. Value Focus Index℠. The Fidelity U.S. Value Focus Index SM is designed to reflect the performance of stocks of large- and mid-capitalization companies that have attractive valuations. The universe of stocks for consideration in the index, which is intended to reflect the broader equity market, consists of the largest 1,000 U.S. stocks based on market capitalization and certain liquidity and investability requirements. The Fidelity U.S. Value Focus Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked and given a composite score based on four measures of value: high free-cash-flow yield; low enterprise value to earnings before interest, taxes, depreciation and amortization; high book value to price; high future earnings to price. The index is rebalanced monthly using an optimization process that seeks to select the highest ranked stocks subject to certain sector, security and turnover constraints. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Fidelity U.S. Value Focus Index℠. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		7.02%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.54%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(31.76%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIUSValueIndexFund-PRO | Fidelity SAI U.S. Value Index Fund | After Taxes on Distributions | Fidelity SAI U.S. Value Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.95%											7.41%	7.08%	[4]
FidelitySAIUSValueIndexFund-PRO | Fidelity SAI U.S. Value Index Fund | After Taxes on Distributions and Sales | Fidelity SAI U.S. Value Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.02%											6.98%	6.57%	[4]
FidelitySAIUSValueIndexFund-PRO | Fidelity SAI U.S. Value Index Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%	13.72%
FidelitySAIUSValueIndexFund-PRO | Fidelity SAI U.S. Value Index Fund | IXYEF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity U.S. Value Focus Index℠
Average Annual Return, Percent			16.05%											9.50%	8.83%
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund | Fidelity SAI U.S. Quality Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.10%
Expense Example, with Redemption, 1 Year		$ 10
Expense Example, with Redemption, 3 Years		32
Expense Example, with Redemption, 5 Years		56
Expense Example, with Redemption, 10 Years		$ 128
Annual Return, Inception Date		Oct. 08, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.25%											15.36%					15.34%	[5]
Annual Return [Percent]				24.25%	29.62%	(18.09%)	28.33%	20.67%	34.07%	(2.75%)	25.75%	7.82%
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI U.S. Quality Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI U.S. Quality Index Fund seeks to provide investment results that correspond to the total return of stocks of quality growth United States companies.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Portfolio Turnover, Rate		51.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities included in the Fidelity U.S. Quality Focus IndexSM. The Fidelity U.S. Quality Focus Index SM seeks to capture the performance of a broad range of U.S. equities that have attractive quality scores. The universe of equities for consideration in the index consists of the largest U.S. equities based on float-adjusted market cap and certain liquidity and investability requirements. The Fidelity U.S. Quality Focus Index SM is constructed using Fidelity rules-based priority index methodology. Equities are ranked within the investment universe and given a composite quality score. Quality scores for non-financial companies and non-real estate investment trusts are based on ten variables: high free cash flow margin, return on invested capital, gross profit margin, and return on equity; stable earnings growth, return on assets, free cash flow, and accruals; and low financial leverage and accruals. Financials and REITs are ranked using a composite score based on four measures of quality: high return on equity, stable earnings growth and return on equity, and low financial leverage. The index is rebalanced quarterly using an optimization process that seeks to select the highest ranked equities subject to certain sector, security and turnover constraints. Typically, there are between 90 and 150 index constituents. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques taking into account such factors as capitalization, industry exposures, dividend yield, price -to-earnings (P/E) ratio, price -to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Fidelity U.S. Quality Focus Index℠. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to March 18, 2019, the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		6.48%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		21.40%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(15.33%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund | After Taxes on Distributions | Fidelity SAI U.S. Quality Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			20.43%											13.44%					13.60%	[5]
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund | After Taxes on Distributions and Sales | Fidelity SAI U.S. Quality Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			16.39%											11.96%					12.31%	[5]
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%					14.33%
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund | IXYXM
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity SAI U.S. Quality Index Fund Linked Index℠
Average Annual Return, Percent			24.31%											15.42%					15.43%
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund | IXYOZ
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity U.S. Quality Focus Index℠
Average Annual Return, Percent			24.31%											15.42%						[6]
FidelityRealEstateIndexFund-PRO | Fidelity Real Estate Index Fund | Fidelity Real Estate Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.07%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.07%
Expense Example, with Redemption, 1 Year		$ 7
Expense Example, with Redemption, 3 Years		23
Expense Example, with Redemption, 5 Years		40
Expense Example, with Redemption, 10 Years		$ 90
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.97%											1.60%					3.95%
Annual Return [Percent]				4.97%	11.94%	(26.12%)	40.66%	(11.33%)	23.02%	(4.21%)	3.75%	6.60%	4.39%
FidelityRealEstateIndexFund-PRO | Fidelity Real Estate Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Real Estate Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Real Estate Index Fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13 % of the average value of its portfolio.
Portfolio Turnover, Rate		13.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the MSCI US IMI Real Estate 25/25 Index. The MSCI US IMI Real Estate 25/25 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of real estate companies in the MSCI US Investable Market 2500 Index. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2020, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		1.89%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		18.10%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.53%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityRealEstateIndexFund-PRO | Fidelity Real Estate Index Fund | After Taxes on Distributions | Fidelity Real Estate Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.01%											0.74%					2.87%
FidelityRealEstateIndexFund-PRO | Fidelity Real Estate Index Fund | After Taxes on Distributions and Sales | Fidelity Real Estate Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.18%											0.96%					2.69%
FidelityRealEstateIndexFund-PRO | Fidelity Real Estate Index Fund | IXWLE
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Real Estate Linked Index℠
Average Annual Return, Percent			4.99%											1.66%					4.00%
FidelityRealEstateIndexFund-PRO | Fidelity Real Estate Index Fund | IXWEX
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI US IMI Real Estate 25/25 Index
Average Annual Return, Percent			4.99%											3.26%						[7]
FidelityRealEstateIndexFund-PRO | Fidelity Real Estate Index Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%					13.10%
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | Fidelity SAI Small-Mid Cap 500 Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.11%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.13%
Fee Waiver or Reimbursement	[8]	(0.08%)
Net Expenses (as a percentage of Assets)		0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		31
Expense Example, with Redemption, 5 Years		62
Expense Example, with Redemption, 10 Years		$ 156
Annual Return, Inception Date		Aug. 12, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.32%											9.79%					9.69%	[9]
Annual Return [Percent]				12.32%	17.75%	(16.73%)	20.92%	19.77%	29.53%	(9.25%)	18.40%	14.62%
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Small-Mid Cap 500 Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Small-Mid Cap 500 Index Fund seeks to provide investment results that correspond to the total return of stocks of small- to mid-capitalization United States companies.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Nov. 30, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9 % of the average value of its portfolio.
Portfolio Turnover, Rate		9.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Russell SMID 500™ Index. The Russell SMID 500 ™ Index is a market capitalization-weighted index of the top 500 companies in the Russell 2500 ™ Index, ranked by market capitalization. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		2.04%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		27.27%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(29.06%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | After Taxes on Distributions | Fidelity SAI Small-Mid Cap 500 Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			10.33%											4.58%					6.42%	[9]
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | After Taxes on Distributions and Sales | Fidelity SAI Small-Mid Cap 500 Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.58%											6.99%					7.31%	[9]
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | IX280
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell SMID 500™ Index
Average Annual Return, Percent			12.33%											9.80%					9.74%
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%											13.86%					13.08%
FidelitySAIRealEstateIndexFund-PRO | Fidelity SAI Real Estate Index Fund | Fidelity SAI Real Estate Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.07%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.11%
Expenses (as a percentage of Assets)		0.18%
Fee Waiver or Reimbursement	[10]	(0.11%)
Net Expenses (as a percentage of Assets)		0.07%
Expense Example, with Redemption, 1 Year		$ 7
Expense Example, with Redemption, 3 Years		43
Expense Example, with Redemption, 5 Years		86
Expense Example, with Redemption, 10 Years		$ 215
Annual Return, Inception Date		Feb. 02, 2016
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.83%											1.60%			4.53%	[11]
Annual Return [Percent]				4.83%	11.87%	(26.14%)	40.62%	(11.10%)	23.06%	(4.18%)	3.73%
FidelitySAIRealEstateIndexFund-PRO | Fidelity SAI Real Estate Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Real Estate Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Real Estate Index Fund seeks to provide investment results that correspond to the total return of equity real estate investment trusts (REITs) and other real estate-related investments.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Nov. 30, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15 % of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the MSCI US IMI Real Estate 25/25 Index. The MSCI US IMI Real Estate 25/25 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of real estate companies in the MSCI US Investable Market 2500 Index. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2020, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		1.94%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		18.11%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.46%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIRealEstateIndexFund-PRO | Fidelity SAI Real Estate Index Fund | After Taxes on Distributions | Fidelity SAI Real Estate Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(5.85%)											(3.13%)			1.23%	[11]
FidelitySAIRealEstateIndexFund-PRO | Fidelity SAI Real Estate Index Fund | After Taxes on Distributions and Sales | Fidelity SAI Real Estate Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.09%											0.56%			2.94%	[11]
FidelitySAIRealEstateIndexFund-PRO | Fidelity SAI Real Estate Index Fund | IXWLE
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Real Estate Linked Index℠
Average Annual Return, Percent			4.99%											1.66%			4.58%
FidelitySAIRealEstateIndexFund-PRO | Fidelity SAI Real Estate Index Fund | IXWEX
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI US IMI Real Estate 25/25 Index
Average Annual Return, Percent			4.99%											3.26%				[12]
FidelitySAIRealEstateIndexFund-PRO | Fidelity SAI Real Estate Index Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			15.53%
Document Type		485BPOS
Registrant Name		Fidelity Salem Street Trust

[1]	A From February 9, 2017 .
[2]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.015% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through November 30, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[3]	A From February 2, 2016 .
[4]	A From December 19, 2017 .
[5]	A From October 8, 2015 .
[6]	B The inception date for the index was after the fund commenced operations, and returns for this time period are not yet available.
[7]	A The inception date for the index was after the fund commenced operations, and returns for this time period are not yet available.
[8]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.05% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through November 30, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[9]	A From August 12, 2015 .
[10]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.07% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through November 30, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[11]	A From February 2, 2016 .
[12]	B The inception date for the index was after the fund commenced operations, and returns for this time period are not yet available.